ACCRUED CONSULTING FEES (Details - Consulting fees payable) - USD ($)	Feb. 28, 2023	May 31, 2022	May 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Accrued Professional Fees, Current	$ 1,091,517	$ 926,217	$ 832,967
Consulting Agreement dated March 1, 2017 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Accrued Professional Fees, Current	428,817	253,817
Wife of CEO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Accrued Professional Fees, Current	309,600	318,100
Mother of CEO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Accrued Professional Fees, Current	131,350	131,350
Service Provider [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Accrued Professional Fees, Current	144,700	144,700
Service Provider [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Accrued Professional Fees, Current	48,000	48,000
Two Other Service Providers [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Accrued Professional Fees, Current	$ 29,050	$ 30,250